Distribution Date:	09/17/25	JPMBB Commercial Mortgage Securities Trust 2014-C21
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Liat Heller		liat.heller@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: JPMBB 2014-C21 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	22		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642EAU0	1.322000%	35,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642EAV8	2.891800%	25,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46642EAW6	3.435300%	59,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642EAX4	3.492700%	325,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46642EAY2	3.774800%	357,185,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46642EAZ9	3.428200%	82,529,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46642EBC9	3.996500%	69,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.50%
B	46642EBD7	4.341300%	90,112,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.37%
C	46642EBE5	4.690505%	45,846,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	13.75%
D	46642EAJ5	4.690505%	74,303,000.00	63,369,038.99	6,342,664.55	247,693.99	0.00	0.00	6,590,358.54	57,026,374.44	53.87%	7.88%
E	46642EAL0	3.900000%	25,295,000.00	25,295,000.00	0.00	82,208.75	0.00	0.00	82,208.75	25,295,000.00	33.40%	5.87%
F*	46642EAN6	3.900000%	17,390,000.00	17,390,000.00	0.00	6,923.74	0.00	0.00	6,923.74	17,390,000.00	19.33%	4.50%
NR	46642EAQ9	3.900000%	56,912,885.00	23,721,543.78	0.00	127,963.85	0.00	(177,083.54)	127,963.85	23,898,627.32	0.00%	0.00%
R	46642EAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,264,730,886.00	129,775,582.77	6,342,664.55	464,790.33	0.00	(177,083.54)	6,807,454.88	123,610,001.76

X-A	46642EBA3	4.690505%	954,872,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	46642EBB1	4.690505%	90,112,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46642EAE6	0.790505%	25,295,000.00	25,295,000.00	0.00	16,663.18	0.00	0.00	16,663.18	25,295,000.00
X-D	46642EAG1	0.790505%	74,302,885.00	41,111,543.78	0.00	27,082.40	0.00	0.00	27,082.40	41,288,627.32
Notional SubTotal			1,144,581,885.00	66,406,543.78	0.00	43,745.58	0.00	0.00	43,745.58	66,583,627.32

Deal Distribution Total					6,342,664.55	508,535.91	0.00	(177,083.54)	6,851,200.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642EAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642EAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46642EAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642EAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46642EAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46642EAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46642EBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46642EBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	46642EBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	46642EAJ5	852.84630486	85.36215967	3.33356648	0.00000000	0.00000000	0.00000000	0.00000000	88.69572615	767.48414519
E	46642EAL0	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46642EAN6	1,000.00000000	0.00000000	0.39814491	2.85185509	9.42328177	0.00000000	0.00000000	0.39814491	1,000.00000000
NR	46642EAQ9	416.80445087	0.00000000	2.24841615	1.35461451	51.54705793	0.00000000	(3.11148416)	2.24841615	419.91593503
R	46642EAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642EBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	46642EBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46642EAE6	1,000.00000000	0.00000000	0.65875390	0.00000000	0.00000000	0.00000000	0.00000000	0.65875390	1,000.00000000
X-D	46642EAG1	553.29673646	0.00000000	0.36448652	0.00000000	0.00000000	0.00000000	0.00000000	0.36448652	555.68000247

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	08/01/25 - 08/30/25	30	0.00	16,663.18	0.00	16,663.18	0.00	0.00	0.00	16,663.18	0.00
X-D	08/01/25 - 08/30/25	30	0.00	27,082.40	0.00	27,082.40	0.00	0.00	0.00	27,082.40	0.00
D	08/01/25 - 08/30/25	30	0.00	247,693.99	0.00	247,693.99	0.00	0.00	0.00	247,693.99	0.00
E	08/01/25 - 08/30/25	30	0.00	82,208.75	0.00	82,208.75	0.00	0.00	0.00	82,208.75	0.00
F	08/01/25 - 08/30/25	30	114,277.11	56,517.50	0.00	56,517.50	49,593.76	0.00	0.00	6,923.74	163,870.87
NR	08/01/25 - 08/30/25	30	2,856,596.76	77,095.02	0.00	77,095.02	77,095.02	0.00	0.00	127,963.85	2,933,691.78
Totals			2,970,873.87	507,260.84	0.00	507,260.84	126,688.78	0.00	0.00	508,535.91	3,097,562.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642EBC9	N/A	69,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642EBD7	N/A	90,112,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642EBE5	N/A	45,846,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,518,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
EC	46642EBF2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	6,851,200.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	509,470.45	Master Servicing Fee	1,258.57
Interest Reductions due to Nonrecoverability Determination	(90,745.78)	Certificate Administrator Fee	192.30
Interest Adjustments	(485.24)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	55.88
ARD Interest	127,963.85	Senior Trust Advisor Fee	201.15
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,917.90
Total Interest Collected	546,203.28

Principal		Expenses/Reimbursements
Scheduled Principal	113,074.97	Reimbursement for Interest on Advances	21,415.66
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	5,797,522.74	Special Servicing Fees (Monthly)	14,333.82
Collection of Principal after Maturity Date	127,491.65	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	127,491.65	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	(177,083.54)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,165,581.01	Total Expenses/Reimbursements	(141,334.06)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	508,535.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,342,664.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,851,200.46
Total Funds Collected	6,711,784.29	Total Funds Distributed	6,711,784.30

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	129,775,582.77	129,775,582.77	Beginning Certificate Balance	129,775,582.77
(-) Scheduled Principal Collections	113,074.97	113,074.97	(-) Principal Distributions	6,342,664.55
(-) Unscheduled Principal Collections	6,052,506.04	6,052,506.04	(-) Realized Losses	(177,083.54)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(177,083.54)
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	123,610,001.76	123,610,001.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	130,851,853.11	130,851,853.11	Ending Certificate Balance	123,610,001.76
Ending Actual Collateral Balance	124,697,962.27	124,697,962.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,164,991.00	0.00	UC / (OC) Change	0.00
Current Period Advances	(177,083.54)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,987,907.46	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	2	15,204,589.16	12.30%	(14)	4.6814	0.153151	1.35 or less	4	66,483,738.25	53.79%	(14)	4.6583	0.520695
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		1	22,585,124.63	18.27%	(15)	4.6660	0.210000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		1	28,694,024.46	23.21%	(14)	4.6400	0.960000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	1	57,126,263.51	46.21%	(19)	4.4200	2.320000	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
								2.26 to 3.00	1	57,126,263.51	46.21%	(19)	4.4200	2.320000
								3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	57,126,263.51	46.21%	(19)	4.4200	2.320000
							Mixed Use	1	6,464,902.16	5.23%	(15)	4.6050	(0.140000)
Illinois	1	22,585,124.63	18.27%	(15)	4.6660	0.210000
							Office	3	60,018,836.09	48.55%	(14)	4.6641	0.591861
North Dakota	1	8,739,687.00	7.07%	(14)	4.7380	0.370000
							Retail	1	57,126,263.51	46.21%	(19)	4.4200	2.320000
Texas	2	35,158,926.62	28.44%	(14)	4.6336	0.757736
							Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242
Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	57,126,263.51	46.21%	(19)	4.4200	2.320000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	4	66,483,738.25	53.79%	(14)	4.6583	0.520695	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	123,610,001.76	100.00%	(17)	4.5482	1.352242
	Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242	Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	123,610,001.76	100.00%	(17)	4.5482	1.352242	Interest Only	1	57,126,263.51	46.21%	(19)	4.4200	2.320000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	66,483,738.25	53.79%	(14)	4.6583	0.520695
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242	Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	101,024,877.13	81.73%	(17)	4.5218	1.607602			No outstanding loans in this group
	13 to 24 months	1	22,585,124.63	18.27%	(15)	4.6660	0.210000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	123,610,001.76	100.00%	(17)	4.5482	1.352242
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	302201003	RT	Miami	FL	Actual/360	4.420%	217,428.91	127,491.65	0.00	N/A	02/06/24	--	57,253,755.16	57,126,263.51	08/06/25
13	883100253	OF	Dallas	TX	Actual/360	4.640%	114,899.44	62,788.54	0.00	N/A	07/06/24	--	28,756,813.00	28,694,024.46	05/06/25
18	302051006	OF	Chicago	IL	Actual/360	4.666%	0.00	0.00	0.00	N/A	06/01/24	--	22,585,124.63	22,585,124.63	12/01/23
28	695100305	OF	Fargo	ND	Actual/360	4.738%	35,747.50	22,075.09	0.00	N/A	07/06/24	--	8,761,762.09	8,739,687.00	08/06/25
42	623100102	MU	San Antonio	TX	Actual/360	4.605%	25,692.80	14,316.77	0.00	N/A	06/06/24	--	6,479,218.93	6,464,902.16	05/06/24
44	695100288	OF	Farmington Hills	MI	Actual/360	4.785%	24,470.78	5,938,908.96	0.00	05/06/24	05/06/26	--	5,938,908.96	0.00	09/06/25
Totals							418,239.43	6,165,581.01	0.00				129,775,582.77	123,610,001.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	16,547,516.00	16,787,692.00	04/01/24	03/31/25	09/11/25	8,356,198.93	0.00	217,667.64	217,667.64	0.00	0.00
13	2,431,086.02	1,589,701.60	01/01/24	09/30/24	09/11/25	7,741,955.90	0.00	176,979.76	354,136.48	0.00	(177,083.54)
18	1,796,367.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	97,569.00	01/01/25	03/31/25	08/11/25	1,313,192.94	0.00	57,483.08	57,483.08	0.00	0.00
42	0.00	(2,274.00)	01/01/25	03/31/25	07/11/25	0.00	0.00	39,961.59	79,963.28	0.00	0.00
44	1,030,271.06	524,774.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	21,805,240.79	18,997,462.92				17,411,347.77	0.00	492,092.07	709,250.48	0.00	(177,083.54)

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	302201003	127,491.65	Partial Liquidation (Curtailment)	0.00	0.00
44	695100288	5,925,014.39	Payoff Prior to Maturity	0.00	0.00
Totals		6,052,506.04		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	28,694,024.46	0	0.00	1	127,491.65	1	5,925,014.39	4.548176%	4.393515%	(17)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	29,617,953.92	4.558971%	4.410933%	(16)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575919%	4.406879%	(15)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576068%	4.406872%	(14)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	778.19	0	0.00	4.576211%	4.406866%	(13)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	31,278.72	0	0.00	4.576357%	4.406859%	(12)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,331,451.93	0	0.00	4.576467%	4.406853%	(11)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575366%	4.406863%	(10)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	30,720,789.74	2	13,093,459.20	0	0.00	4.575536%	4.406851%	(9)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	33,552.32	0	0.00	4.581074%	4.405539%	(8)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,116.45	0	0.00	4.581167%	4.405539%	(7)
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	81,695.67	0	0.00	4.581271%	4.405538%	(6)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	302201003	08/06/25	0	5	217,667.64	217,667.64	0.00	57,126,263.51	02/01/24	9
13	883100253	05/06/25	3	5	176,979.76	354,136.48	2,468.57	28,947,376.75	04/19/24	13			09/02/25
18	302051006	12/01/23	20	5	0.00	0.00	0.00	23,168,741.05	02/02/24	13
28	695100305	08/06/25	0	5	57,483.08	57,483.08	21,435.62	8,761,762.09	05/17/24	13
42	623100102	05/06/24	15	5	39,961.59	79,963.28	0.00	6,693,818.87	03/15/24	13
Totals					492,092.07	709,250.48	23,904.19	124,697,962.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		123,610,002	0	94,915,977		28,694,024
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	123,610,002	65,865,951	0	0	57,744,051	0
Aug-25	129,775,583	5,938,909	66,015,517	0	57,821,157	0
Jul-25	159,670,813	35,658,130	0	57,330,980	66,681,703	0
Jun-25	159,957,307	5,967,317	0	0	153,989,990	0
May-25	160,232,331	36,017,592	0	0	124,214,739	0
Apr-25	160,517,431	36,198,614	0	0	124,318,817	0
Mar-25	160,821,499	6,009,102	0	0	154,812,397	0
Feb-25	162,503,077	36,563,328	0	0	125,939,749	0
Jan-25	162,833,455	6,038,528	0	0	156,794,927	0
Dec-24	176,182,297	49,880,849	0	0	126,301,448	0
Nov-24	176,485,385	79,341,248	0	0	97,144,138	0
Oct-24	176,751,785	50,128,884	0	0	126,622,901	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	302201003	57,126,263.51	57,126,263.51	143,000,000.00	06/05/25	16,636,196.00	2.32000	03/31/25	02/06/24	I/O
13	883100253	28,694,024.46	28,947,376.75	17,100,000.00	08/08/25	1,533,750.00	0.96000	09/30/24	07/06/24	225
18	302051006	22,585,124.63	23,168,741.05	101,000,000.00	04/16/14	975,896.71	0.21000	12/31/23	06/01/24	225
28	695100305	8,739,687.00	8,761,762.09	8,000,000.00	06/05/25	63,535.25	0.37000	03/31/25	07/06/24	225
42	623100102	6,464,902.16	6,693,818.87	7,900,000.00	06/24/25	(16,986.75)	(0.14000)	03/31/25	06/06/24	225
Totals		123,610,001.76	124,697,962.27	277,000,000.00		19,192,391.21

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	302201003	RT	FL	02/01/24	9
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

13	883100253	OF	TX	04/19/24	13

Collateral is14 floors (280k SF) of an office condominium located in Downtown Dallas, TX. The whole Property totals 30 floors (651k SF), with the additional SF being floors 15-30, made up of 276 luxury multifamily units. Borrower requested a 2-

year extension from previous Special Servicer (Midland). Loan experienced a $1.7M drop in NOI from YE 2023 to Q1 2024 resulting from Greyhound Lines, Inc (97k SF, LXD 12/2029) having terminated their lease. This resulted in occupancy declining from 100% to 65%. Borrower indicated it cannot provide new equity and has requested a deed in lieu. The Lender is dual tracking with the foreclosure process and preparing to take title in September.

18	302051006	OF	IL	02/02/24	13

The subject property is a 29-story multi-tenant office building built in 1973 and located in the Chicago CBD. KeyBank replaced Torchlight as Special Servicer on 6/4/2024. KeyBank has engaged with the Borrower and are working on a mutually agreeab le resolution. A receiver was placed at the property to take over operations in January of 2025. Receiver was granted power of sale by the court and the property is currently being marketed for sale.

28	695100305	OF	ND	05/17/24	13

Loan transferred to SS on 1/29/2025 due to maturity default. PNL has been executed. Maturity default notice has been sent to the borrower. Property is being marketed for sale. PSA is being finalized for highest bid received. Ongoing discussions

	reg arding a DPO.

42	623100102	MU	TX	03/15/24	13

Subject Property is comprised of a 30,907 SF retail center and a two-story, 29,072 SF office building located in the commercial area of San Antonio, TX. Good access location at a major intersection and just south of the Interstate, but with poor v isibility due to non-collateral out-parcels. Sponsor/Guarantor: Frank Kudla, Jr & Daniel Jacob Jr. Transferred to SS as a result of imminent monetary default. The default was precipitated by the departure of the single whole-building tenant of the office bu ilding. The retail center component is stable. Borrower is actively marketing the property to fill the office vacancy. As of August 2025, an $8.25 million DPO has been approved and is being documented with a view to close within 90

	days.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	302051011	49,139,388.35	4.65000%	49,139,388.35 4.65000%		10	06/09/20	06/01/20	08/11/20
Totals		49,139,388.35		49,139,388.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	302201001	06/17/24	103,500,000.00	146,100,000.00	104,662,868.20	1,055,833.83	104,662,868.20	103,607,034.37	0.00	0.00	0.00	0.00	0.00%
6	302051011	08/15/25	29,705,383.90	100,000,000.00	32,298,413.70	548,057.71	32,298,413.70	31,750,355.99	0.00	0.00	0.00	0.00	0.00%
16	302201016	10/17/22	25,377,768.71	7,500,000.00	12,851,488.69	3,195,096.84	12,851,488.69	9,656,391.85	15,721,376.86	0.00	0.00	15,721,376.86	52.40%
35	302201035	11/17/17	6,893,776.59	3,000,000.00	3,130,659.38	69,160.51	3,130,659.38	3,061,498.87	3,832,277.72	0.00	0.00	3,832,277.72	42.22%
40	883100212	04/17/18	7,518,024.01	6,000,000.00	4,092,716.15	486,845.25	4,092,716.15	3,605,870.90	3,912,153.11	0.00	174,415.31	3,737,737.80	46.72%
46	623100113	07/16/21	6,003,368.13	4,550,000.00	4,091,729.46	705,609.92	4,091,729.46	3,386,119.54	2,617,248.59	0.00	191,921.54	2,425,327.05	35.14%
47	623100099	05/17/18	6,512,854.32	5,700,000.00	4,628,907.24	1,111,332.14	4,628,907.24	3,517,575.10	2,995,279.22	0.00	35,185.04	2,960,094.18	42.89%
59	695100297	09/17/21	4,268,327.94	3,700,000.00	3,187,900.01	282,920.68	3,187,900.01	2,904,979.33	1,363,348.61	0.00	15,730.14	1,347,618.47	27.78%
65	623100106	06/17/21	3,763,557.18	5,020,000.00	5,534,710.98	440,239.39	5,534,710.98	5,094,471.59	0.00	0.00	(1,918.50)	1,918.50	0.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			193,543,060.78	281,570,000.00	174,479,393.81	7,895,096.27	174,479,393.81	166,584,297.54	30,441,684.11	0.00	415,333.53	30,026,350.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	302201001	06/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	302051011	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	302201016	10/17/22	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86
35	302201035	11/17/17	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72
40	883100212	11/19/18	0.00	0.00	3,737,737.80	0.00	0.00	(174,415.31)	0.00	0.00	3,737,737.80
		04/17/18	0.00	0.00	3,912,153.11	0.00	0.00	3,912,153.11	0.00	0.00
46	623100113	02/17/23	0.00	0.00	2,425,327.05	0.00	0.00	(653.25)	0.00	0.00	2,425,327.05
		10/17/22	0.00	0.00	2,425,980.30	0.00	0.00	3,367.98	0.00	0.00
		06/17/22	0.00	0.00	2,422,612.32	0.00	0.00	(194,636.27)	0.00	0.00
		07/16/21	0.00	0.00	2,617,248.59	0.00	0.00	2,617,248.59	0.00	0.00
47	623100099	10/18/19	0.00	0.00	2,960,094.18	0.00	0.00	5.00	0.00	0.00	2,960,094.18
		06/17/19	0.00	0.00	2,960,089.18	0.00	0.00	83.48	0.00	0.00
		04/17/19	0.00	0.00	2,960,005.70	0.00	0.00	76.76	0.00	0.00
		07/17/18	0.00	0.00	2,959,928.94	0.00	0.00	(35,350.28)	0.00	0.00
		05/17/18	0.00	0.00	2,995,279.22	0.00	0.00	2,995,279.22	0.00	0.00
59	695100297	11/18/22	0.00	0.00	1,347,618.47	0.00	0.00	(15,780.11)	0.00	0.00	1,347,618.47
		12/17/21	0.00	0.00	1,363,398.58	0.00	0.00	49.97	0.00	0.00
		09/17/21	0.00	0.00	1,363,348.61	0.00	0.00	1,363,348.61	0.00	0.00
65	623100106	10/17/22	0.00	0.00	1,918.50	0.00	0.00	425.00	0.00	0.00	1,918.50
		06/25/21	0.00	0.00	0.00	0.00	0.00	1,493.50	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	485.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,190.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,862.08	0.00	0.00	0.00	0.00	90,745.78	0.00	0.00	0.00	0.00
28	0.00	0.00	1,886.21	0.00	0.00	0.00	0.00	0.00	21,415.66	0.00	0.00	0.00
42	0.00	0.00	1,394.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	485.24	0.00	14,333.82	0.00	0.00	0.00	0.00	90,745.78	21,415.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		126,980.50

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26